SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
Managed Volatility Fund
Large Cap Diversified Alpha Fund

Supplement Dated December 13, 2005 to the
Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Managed Volatility Fund's Fund Name

At a meeting held on December 7, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Managed Volatility Fund's name to the U.S. Managed Volatility Fund. Accordingly, the Prospectus is hereby amended to reflect the change to the Fund's name.

Change in Sub-Adviser for the Large Cap Growth and Tax-Managed Large Cap Funds

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth and Tax-Managed Large Cap Funds. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Peregrine Capital Management, Inc. under the sub-sections "Large Cap Growth Fund" and "Tax-Managed Large Cap Fund" are hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Growth and Tax-Managed Large Cap Funds.

Change in Large Cap Diversified Alpha Fund's Fees and Expenses

The Prospectus is hereby amended and supplemented to add disclosure regarding expenses associated with securities sold short. The section entitled "Fund Fees and Expenses" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.77	%*
Total Annual Fund Operating Expenses	1.17	%**

* Other expenses are based on estimated amounts for the current fiscal year. Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.15%.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and/or distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses, exclusive of Short Sale Expenses, at a specified level. The Short Sales Expenses will cause the Fund's total operating expenses to exceed this specified level. The Fund's administrator and/or distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Operating Expenses (Excluding Short Sale Expenses)	0.95%
Short Sale Expenses	0.15%
Total Operating Expenses	1.10%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Large Cap Diversified Alpha Fund – Class A Shares	$119	$372

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund

Supplement Dated December 13, 2005 to the
Class I Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Peregrine Capital Management, Inc. under the sub-section "Large Cap Growth Fund" is hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated December 13, 2005 to the
Class Y Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Peregrine Capital Management, Inc. under the sub-section "Tax-Managed Large Cap Fund" is hereby deleted.

There are no changes to the other Sub-Advisers of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
Managed Volatility Fund

Supplement Dated December 13, 2005
to the Statement of Additional Information ("SAI") Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Managed Volatility Fund's Fund Name

At a meeting held on December 7, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Managed Volatility Fund's name to the U.S. Managed Volatility Fund. Accordingly, the SAI is hereby amended to reflect the change to the Fund's name.

Change in Sub-Adviser for the Large Cap Growth and Tax-Managed Large Cap Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth and Tax-Managed Large Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Peregrine Capital Management, Inc. is hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Growth and Tax-Managed Large Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE